Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment Securities
Unrealized losses in the investment securites portfolio relating to debt securities	$ 51,100,000	$ 51,300,000
Proceeds from sales of investment securities available for sale	11,700,000	51,000,000.0
Gross losses	28,000	2,700,000
Gains on sales of available for sale securities	33,000	177,000
Taxable interest income	14,600,000	13,400,000
Non taxable interest income	425,000	765,000
Securities pledged to secure public deposits	$ 40,000,000.0	$ 132,000,000.0